Share Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Installment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares to be issued under Plan | shares	53,000,000
Contractual term of share options and certain RSAs to be granted	10 years
Aggregate grant date fair value of outstanding options	$ 60,319
Weighted-average grant-date fair value of share options granted | $ / shares	$ 5.26	$ 5.25	$ 7.51
Fair value of share options vested	$ 20,322	$ 34,243	$ 10,615
Aggregate intrinsic value of options exercised	$ 84,560	$ 31,012	$ 69,841
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares to be purchased under options outstanding | shares	11,653,513	17,946,980	20,681,080	20,356,250
Number of ordinary shares to be purchased under options available for future grant | shares	3,200,772
Unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options	$ 28,188
Unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options, weighted-average period	1 year 8 months 19 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSAs granted that are immediately vested in 2017 | shares	950,000	880,000	50,000
RSAs vesting period	2 years
RSAs expected to vest | shares	40,000
Unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options, weighted-average period	3 years 5 months 20 days
Discount due to lack of marketability	14.00%
Aggregate grant date fair value of unvested RSAs	$ 11,836	$ 4,064	$ 542
Weighted-average grant-date fair value of RSAs granted | $ / shares	$ 15.15	$ 12.69	$ 10.85
Fair value of RSAs vested	$ 6,517	$ 7,648	$ 0
Unrecognized share-based compensation cost related to RSAs	$ 11,836
Tranche One - Vest in Commencement Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Tranche Two - Vest in 36 Substantially Equal Monthly Instalments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%
Number of substantially equal monthly installments for vesting | Installment	36